Organization and Principal Activities - Schedule of Subsidiary (Details)	12 Months Ended
Dec. 31, 2025
Yiren Financial Information [Member]
Variable interest entities and its subsidiaries
Date of incorporation/ establishment	Oct. 13, 2016
Place of incorporation/ establishment	PRC
Principal activities	Provision of membership services
Yichuang Financial Leasing [Member]
Variable interest entities and its subsidiaries
Date of incorporation/ establishment	Mar. 22, 2017
Place of incorporation/ establishment	PRC
Principal activities	Provision of services for financing lease business
Hexiang Insurance [Member]
Variable interest entities and its subsidiaries
Date of incorporation/ establishment	Sep. 28, 2011
Place of incorporation/ establishment	PRC
Principal activities	Provision of services for insurance brokerage business
YouRace HK [Member]
Wholly owned subsidiaries
Date of incorporation/ establishment	Oct. 08, 2014
Place of incorporation/ establishment	Hong Kong
Percentage of legal ownership	100.00%
Principal activities	Investment holding
YouRace Hengchuang [Member]
Wholly owned subsidiaries
Date of incorporation/ establishment	Jan. 08, 2015
Place of incorporation/ establishment	PRC
Percentage of legal ownership	100.00%
Principal activities	Provision of consultancy service, information technology support and technology-enabled borrower acquisition and facilitation services
Hengyuda [Member]
Wholly owned subsidiaries
Date of incorporation/ establishment	Mar. 21, 2016
Place of incorporation/ establishment	PRC
Percentage of legal ownership	100.00%
Principal activities	Provision of services relating to IT, system maintenance and customer support
Xiangyu Safety [Member]
Wholly owned subsidiaries
Date of incorporation/ establishment	Aug. 10, 2017
Place of incorporation/ establishment	PRC
Percentage of legal ownership	100.00%
Principal activities	Provision of borrower acquisition and referral services to institutional funding providers
Chongqing Hengfengyi Technology Co., Ltd. (“Hengfengyi”) [Member]
Wholly owned subsidiaries
Date of incorporation/ establishment	Sep. 11, 2023
Place of incorporation/ establishment	PRC
Percentage of legal ownership	100.00%
Principal activities	Provision of consultancy service, information technology support and system maintenance services
Hengze Innovation [Member]
Wholly owned subsidiaries
Date of incorporation/ establishment	Jul. 12, 2024
Place of incorporation/ establishment	PRC
Percentage of legal ownership	100.00%
Principal activities	Provision of information technology support
Youjia Innovation [Member]
Wholly owned subsidiaries
Date of incorporation/ establishment	Jul. 17, 2024
Place of incorporation/ establishment	PRC
Percentage of legal ownership	100.00%
Principal activities	Provision of information technology support